INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 127	$ 175	$ 265	$ 294
Items that may be reclassified to profit or loss
Foreign currency translation	10	94	8	(486)
Other	3	0	0	1
Items reclassified to profit or loss
Other	1	0	2	(5)
Other comprehensive income / (loss) , net of tax	14	94	10	(490)
Total comprehensive income / (loss) , net of tax	141	269	275	(196)
Attributable to:
The owners of the parent	127	259	262	(150)
Non-controlling interests	14	10	13	(46)
Total comprehensive income / (loss) , net of tax	$ 141	$ 269	$ 275	$ (196)